Loans Due From Third Parties (Tables)	12 Months Ended
Dec. 31, 2020
Loan Due From Third Parties [Abstract]
Schedule of loans due from third parties
	December 31, 2020	December 31, 2019
Loans due from third parties (1)	$17,698,084	$5,952,223
Loans from direct loan customers (2)	-	4,870,838
Less: allowance for credit losses	(27,432)	(4,870,838)
	$17,670,652	$5,952,223
(1)	As of December 31, 2019, the balance of loans due from third parties was mainly comprised of loans of $3,157,292 and $2,776,982 due from two third parties, and a non-interest bearing loan of $17,949 due from one third party. The two loans are due on December 31, 2020 and September 24, 2020, respectively. Both loans were fully pledged with the customer’s outstanding trade receivable and charges an interest rate of 8% from customers.
(2)	All loans from direct loan customers are short-term loans that the Company has made to both business and individual customers. As of December 31, 2019 and 2018, the Company had four business loan customers, and two personal loan customers, respectively. All loans are guaranteed by third parties. Allowance for doubtful accounts is estimated on a quarterly basis based on an assessment of specific evidence indicating doubtful collection, historical experience, loan balance aging and prevailing economic conditions.

Schedule of allowance for doubtful accounts
	December 31,	December 31,
	2020	2019
Balance at beginning of the year	$4,870,838	$2,680,077
Reduction due to deconsolidation	(4,870,838)	-
Provisions	27,432	2,244,601
Reversals	-	-
Foreign exchange (gain) loss	-	(53,840)
Balance at end of the year	$27,432	$4,870,838